CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues		$ 22,537,016	$ 37,037,108	$ 31,457,908
Cost of revenues		(3,653,278)	(4,383,363)	(4,227,409)
Gross profit		18,883,738	32,653,745	27,230,499
Operating expenses:
Selling and marketing expenses		(10,264,507)	(4,061,116)	(2,547,000)
General and administrative expenses		(14,119,024)	(7,103,226)	(8,546,880)
Research and development expenses		(20,131,012)	(6,174,365)	(4,274,894)
Total operating expenses		(44,514,543)	(17,338,707)	(15,368,774)
Income/(loss) from operations		(25,630,805)	15,315,038	11,861,725
Interest expense, net		(737,370)	(576,359)	(284,271)
Subsidy income		93,394	266	791,959
Other expenses, net		(100,195)	(651,657)	(10,211)
Income/(loss) before income tax		(26,374,976)	14,087,288	12,359,202
Income tax provision		(1,166,148)	(1,489,190)	(1,701,019)
Net income/(loss)		(27,541,124)	12,598,098	10,658,183
Less: Net Loss/(income) attributable to non-controlling interests		263,119	(144,729)	(112,205)
Net income/(loss) attributable to Baird Medical Investment Holdings Limited's shareholders		(27,278,005)	12,453,369	10,545,978
Other comprehensive loss
Foreign currency translation adjustment		1,786,857	(1,135,939)	(728,688)
Total comprehensive income/(loss)		(25,754,267)	11,462,159	9,929,495
Less: Non-controlling interests		245,429	(144,729)	(112,205)
Comprehensive income/(loss) attributable to Baird Medical Investment Holdings Limited's shareholders		$ (25,508,838)	$ 11,317,430	$ 9,817,290
Net income/(loss) per share, basic (in dollars per share)	[1]	$ (0.98)	$ 0.57	$ 0.51
Net income/(loss) per share, diluted (in dollars per share)	[1]	$ (0.98)	$ 0.57	$ 0.51
Weighted average number of shares - basic (in shares)	[1]	27,792,704	21,826,549	20,588,236
Weighted average number of shares - diluted (in shares)	[1]	27,792,704	21,826,549	20,588,236
Stock-based compensation expenses		$ 17,500,000	$ 0	$ 0
General and administrative expenses
Other comprehensive loss
Stock-based compensation expenses		9,532,581
Selling and marketing expenses
Other comprehensive loss
Stock-based compensation expenses		$ 7,938,500

[1]	Shares related information for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).